GOF VIP P1 P2 P4 P5 12/22

SUPPLEMENT DATED DECEMBER 23, 2022

TO THE CURRENTLY EFFECTIVE PROSPECTUSES

OF EACH FUND LISTED BELOW

FRANKLIN ALLOCATION VIP FUND

FRANKLIN DYNATECH VIP FUND

FRANKLIN GLOBAL REAL ESTATE VIP FUND

FRANKLIN GROWTH AND INCOME VIP FUND

FRANKLIN INCOME VIP FUND

FRANKLIN LARGE CAP GROWTH VIP FUND

FRANKLIN RISING DIVIDENDS VIP FUND

FRANKLIN SMALL-MID CAP GROWTH VIP FUND

FRANKLIN STRATEGIC INCOME VIP FUND

FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND

FRANKLIN VOLSMART ALLOCATION VIP FUND

TEMPLETON DEVELOPING MARKETS VIP FUND

TEMPLETON FOREIGN VIP FUND

TEMPLETON GLOBAL BOND VIP FUND

TEMPLETON GROWTH VIP FUND

(a series of Franklin Templeton Variable Insurance Products Trust)

I. For Franklin Allocation VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Income VIP Fund, Franklin Strategic Income VIP Fund and Franklin VolSmart Allocation VIP Fund, the “ESG Considerations” risk in the “Fund Details – Principal Risks” section of the prospectus is replaced with the following:

ESG Considerations

ESG considerations are one of a number of factors that the investment manager examines when considering investments for the Fund’s portfolio. In light of this, the issuers in which the Fund invests may not be considered ESG-focused issuers and may have lower or adverse ESG assessments. Consideration of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. In addition, ESG considerations assessed as part of the Fund’s investment process may vary across types of eligible investments and issuers. The investment manager does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. The investment manager’s assessment of an issuer’s ESG factors is subjective and will likely differ from that of investors, third party service providers (e.g., ratings providers) and other funds. As a result, securities selected by the investment manager may not reflect the beliefs and values of any particular investor. The investment manager also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third-party research providers, the timeliness, completeness and accuracy of which is out of the investment manager’s control. ESG factors are often not uniformly measured or defined, which could impact the investment manager’s ability to assess an issuer. While the investment manager views ESG considerations as having the potential to contribute to the Fund’s long-term performance, there is no guarantee that such results will be achieved.

II. For Franklin Dynatech VIP Fund, Franklin Growth and Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Templeton Developing Markets VIP Fund, Templeton Global Bond VIP Fund, Templeton Foreign VIP Fund and Templeton Growth VIP Fund, the “ESG Considerations” risk in the “Fund Details – Principal Risks” section of the prospectus is replaced with the following:

ESG Considerations

ESG considerations are one of a number of factors that the investment manager examines when considering investments for the Fund’s portfolio. In light of this, the issuers in which the Fund invests may not be considered ESG-focused issuers and may have lower or adverse ESG assessments. Consideration of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. In addition, ESG considerations assessed as part of the Fund’s investment process may vary across types of eligible investments and issuers. In certain circumstances, there may be times when not every investment is assessed for ESG factors and, when they are, not every ESG factor may be identified or evaluated. The investment manager’s assessment of an issuer’s ESG factors is subjective and will likely differ from that of investors, third party service providers (e.g., ratings providers) and other funds. As a result, securities selected by the investment manager may not reflect the beliefs and values of any particular investor. The investment manager also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third-party research providers, the timeliness, completeness and accuracy of which is out of the investment manager’s control. ESG factors are often not uniformly measured or defined, which could impact the investment manager’s ability to assess an issuer. While the investment manager views ESG considerations as having the potential to contribute to the Fund’s long-term performance, there is no guarantee that such results will be achieved.

III. For Franklin U.S. Government Securities VIP Fund, the “ESG Considerations” risk in the “Fund Details – Principal Risks” section of the prospectus is replaced with the following:

Social and Governance Considerations

Social and/or governance considerations are not the only factors considered by the investment manager and may not be a determinative factor in the investment manager’s selection of securities for the Fund. In addition, the investment manager may not be able to give such considerations meaningful weight if the availability of appropriate securities for the Fund’s portfolio is limited. The investment manager does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. The investment manager’s assessment of certain investments may differ from that of investors, third party service providers, such as ratings providers, or other funds. While the investment manager views social and governance considerations as having the potential to contribute to the Fund’s performance, there is no guarantee that such results will be achieved.

Please keep this supplement with your prospectus for future reference.